Note 6 - Sale of Homestake Resources (Details Textual) - CAD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Oct. 04, 2024	Mar. 12, 2024	Oct. 13, 2022	Feb. 25, 2022	Dec. 06, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
Statement Line Items [Line Items]
Gains (losses) on disposals of non-current assets						$ (0)	$ 468	$ 48,390
Dolly Varden [member]
Statement Line Items [Line Items]
Proceeds from sales of interests in associates						$ 5,017
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	3,000,000	5,450,000	17,000,000	76,504,590		8,450,000			17,000,000
Proportion of ownership interest in associate	16.11%	19.99%	22.20%	35.33%		16.11%
Transaction costs				$ 589
Shares Issued, Share Price (in CAD per share)	$ 1.119	$ 0.735	$ 0.4	$ 0.79
Homestake Resources [member]
Statement Line Items [Line Items]
Proceeds from sales of interests in associates				$ 5,000	$ 5,000
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)				76,504,590
Gains (losses) on disposals of non-current assets				$ 48,390
Transaction costs				589
Tax expense other than income tax expense				$ 0